Note 5 - Accounting Policies and Recent Accounting Pronouncements (Details Textual) $ / shares in Units, shares in Thousands			3 Months Ended		12 Months Ended
	Dec. 27, 2018 USD ($) $ / shares	Jul. 02, 2018 USD ($)	Dec. 31, 2018 USD ($) shares	Mar. 31, 2017 USD ($)	Dec. 31, 2019 USD ($) shares	Dec. 31, 2018 USD ($) shares	Jan. 01, 2019 USD ($)	Feb. 28, 2018 USD ($)	Dec. 31, 2017 USD ($)	Nov. 01, 2017 USD ($)
Number of Reporting Units					1
Goodwill, Impairment Loss					$ 0
Impairment of Intangible Assets, Indefinite-lived (Excluding Goodwill)					0
Foreign Currency Transaction Gain (Loss), before Tax, Total					500,000	$ 100,000
Marketable Securities, Realized Gain (Loss), Total					75,000	0
Asset Impairment Charges, Total					0	0
Liability for Contingent Milestone Payment, Noncurrent			$ 15,000,000		15,000,000	15,000,000
Preferred Stock Dividends, Income Statement Impact			$ 1,718,000	$ 3,600,000		$ 1,718,000
Preferred Stock, Discount on Shares									$ 4,500,000
Preferred Stock, Shares Remaining to Be Converted (in shares) | shares			0			0
Repayments of Convertible Debt						$ 1,500,000
Gain (Loss) on Extinguishment of Debt, Total					$ (1,794,000)	$ (3,345,000)
Number of Shares of Common Stock Potentially Issuable upon the Exercise of Stock Options and Warrants (in shares) | shares					6,500	4,800
Number of Operating Segments					1
Intangible Assets, Net (Excluding Goodwill), Total			$ 77,100,000		$ 77,100,000	$ 77,100,000
Goodwill, Ending Balance			15,682,000		15,682,000	15,682,000
Operating Lease, Liability, Total					1,544,000
Operating Lease, Right-of-Use Asset					1,390,000
Accrued Liabilities, Current, Total			6,465,000		3,226,000	6,465,000
Other Liabilities, Noncurrent, Total			175,000			175,000
Marketable Securities, Unrealized Gain (Loss), Total					0	0
Accounting Standards Update 2016-02 [Member]
Operating Lease, Liability, Total							$ 2,200,000
Operating Lease, Right-of-Use Asset							2,000,000
Accrued Liabilities, Current, Total							(72,000)
Other Liabilities, Noncurrent, Total							$ (139,000)
Conversion of Preferred Stock [Member]
Preferred Stock Dividends, Income Statement Impact						1,700,000
Panacea [Member] | Warrant Issued Related to Secured Convertible Promissory Note [Member]
Warrants and Rights Outstanding		$ 400,000
Panacea [Member] | Secured Convertible Promissory Note [Member]
Debt Instrument, Face Amount		1,500,000
Debt Instrument, Convertible, Beneficial Conversion Feature		$ 400,000
Repayments of Convertible Debt	$ 1,500,000
Gain (Loss) on Extinguishment of Debt, Total	$ 400,000
Share Price (in dollars per share) | $ / shares	$ 15.33
Debt Instrument, Convertible, Conversion Price (in dollars per share) | $ / shares	$ 12
Debt Instrument, Convertible, Number of Equity Instruments	125,000
Deerfield Loan [Member]
Liability for Contingent Milestone Payment, Noncurrent			$ 15,000,000		15,000,000	$ 15,000,000
Deerfield Loan [Member] | Exchange and Termination Agreement [Member] | Deerfield Management, L.P. [Member]
Liability for Contingent Milestone Payment, Noncurrent										$ 15,000,000
Headquarters [Member]
Security Deposit					140,000			$ 140,000	$ 225,000
Offices, Taipei, Taiwan [Member]
Security Deposit					$ 14,000
Minimum [Member]
Property, Plant and Equipment, Useful Life (Year)					3 years
Maximum [Member]
Property, Plant and Equipment, Useful Life (Year)					10 years